Dividends - Details of dividends recognized as distributions to stockholders (Parenthetical) (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of dividends recognized as distributions to stockholders [Line Items]
Treasury shares acquired at the end reporting period	7,603,260
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Dividend per share	₩ 2,160	₩ 2,100	₩ 2,065
Dividend rate per shares	43.20%	42.00%	41.30%